Other Changes in Plan Assets and Benefit Obligations of Contract-Type Corporate Pension Plans Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Other changes in plan assets and benefit obligations recognized in "Accumulated other comprehensive income (loss)":
Actuarial (gains) losses arising during period, net	¥ 14,258	¥ (18,585)	¥ 9,172
Amortization of prior service cost	1,392	2,270	2,271
Amortization of actuarial gains and losses	(1,719)	(3,058)	(2,812)
Amortization of transition obligation	(112)	(125)	(125)
Parent
Other changes in plan assets and benefit obligations recognized in "Accumulated other comprehensive income (loss)":
Actuarial (gains) losses arising during period, net	8,882	(17,885)	3,352
Amortization of prior service cost	851	1,635	1,898
Curtailment gain		5,131
Amortization of actuarial gains and losses	(834)	(1,704)	(1,667)
Amortization of transition obligation	(112)	(123)	(123)
Total recognized in "Accumulated other comprehensive income (loss)"	¥ 8,787	¥ (12,946)	¥ 3,460